BANK FINANCIAL ASSETS AND LIABILITIES - Movements in provision for impairment losses on loans (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	₽ 4,203	₽ 2,344
Ending Balance	4,623	4,203
Accumulated impairment | Loans to legal entities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	3,957	4,212
New financial assets originated or purchased	418	658
Change due to change of credit risk	(21)	(405)
Sale of loans	(279)	(40)
Write-offs	(515)	(863)
Recovery of previously written-off assets	184	392
Foreign exchange difference		3
Ending Balance	3,744	3,957
Accumulated impairment | Loans to individuals
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	6,067
New financial assets originated or purchased	1,226
Change due to change of credit risk	6,648
Write-offs	(1,631)
Recovery of previously written-off assets	382
Ending Balance	12,692	6,067
12-month ECL | Not credit impaired | Accumulated impairment | Loans to legal entities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	681	318
- Transfer to stage 1	1	19
- Transfer to stage 2	(66)	(46)
- Transfer to stage 3	(30)	(55)
New financial assets originated or purchased	418	524
Change due to change of credit risk	(105)	(42)
Sale of loans		(40)
Foreign exchange difference		3
Ending Balance	899	681
12-month ECL | Not credit impaired | Accumulated impairment | Loans to individuals
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	1,808	756
- Transfer to stage 1	1,396	599
- Transfer to stage 2	(415)	(188)
- Transfer to stage 3	(2)	(2)
New financial assets originated or purchased	1,226	1,351
Change due to change of credit risk	(914)	(708)
Ending Balance	3,099	1,808
Lifetime ECL | Accumulated impairment | Loans to individuals
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	6,067	3,477
New financial assets originated or purchased		1,351
Change due to change of credit risk		1,947
Write-offs		(1,143)
Recovery of previously written-off assets		435
Ending Balance		6,067
Lifetime ECL | Not credit impaired | Accumulated impairment | Loans to legal entities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	77	486
- Transfer to stage 1	(1)	(18)
- Transfer to stage 2	66	47
- Transfer to stage 3	(47)	(496)
New financial assets originated or purchased		2
Change due to change of credit risk	46	56
Ending Balance	141	77
Lifetime ECL | Not credit impaired | Accumulated impairment | Loans to individuals
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	923	318
- Transfer to stage 1	(1,172)	(465)
- Transfer to stage 2	594	236
- Transfer to stage 3	(3,848)	(1,228)
Change due to change of credit risk	4,949	2,062
Ending Balance	1,446	923
Lifetime ECL | Impaired | Accumulated impairment | Loans to legal entities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	3,199	3,408
- Transfer to stage 1		(1)
- Transfer to stage 2		(1)
- Transfer to stage 3	77	551
New financial assets originated or purchased		132
Change due to change of credit risk	38	(419)
Sale of loans	(279)
Write-offs	(515)	(863)
Recovery of previously written-off assets	184	392
Ending Balance	2,704	3,199
Lifetime ECL | Impaired | Accumulated impairment | Loans to individuals
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Beginning balance	3,336	2,403
- Transfer to stage 1	(224)	(134)
- Transfer to stage 2	(179)	(48)
- Transfer to stage 3	3,850	1,230
Change due to change of credit risk	2,613	593
Write-offs	(1,631)	(1,143)
Recovery of previously written-off assets	382	435
Ending Balance	₽ 8,147	₽ 3,336